Leases - Lease cost and other information (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2019	Apr. 30, 2018		Jan. 31, 2019
Lease cost
Depreciation	£ 87	£ 87
Interest expense	9	12
Total lease cost	96	99
Other information
Operating lease payments	£ 89	£ 84	[1]
Weighted average remaining lease term	2 years 8 months 12 days	3 years
Weighted average discount rate	3.70%			3.70%

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’